Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 8	$ 5
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	400	269
Issued in connection with dividend reinvestment plan, shares	6,135
Increase (decrease) in number of ordinary shares issued, shares	6,535	269
Issued in connection with share-based compensation plans	$ 38	$ 24
Issued in connection with dividend reinvestment plan	720
Increase (decrease) in equity	$ 758	$ 24